EuroPacific Growth Fund®
Investment portfolio
December 31, 2020
unaudited
Common stocks 95.21% Consumer discretionary 16.88%	Shares	Value (000)
MercadoLibre, Inc.[1,2]	2,637,766	$4,418,838
LVMH Moët Hennessy-Louis Vuitton SE3	5,449,429	3,404,970
Alibaba Group Holding Ltd.[2,3]	115,143,233	3,364,212
Flutter Entertainment PLC (GBP denominated)[1,3]	6,503,653	1,346,514
Flutter Entertainment PLC (EUR denominated)[1,3]	5,441,169	1,114,533
adidas AG2,3	4,736,885	1,724,370
Delivery Hero SE2,3	9,758,150	1,514,566
Sony Corp.[3]	14,389,060	1,446,729
Kering SA3	1,568,320	1,140,165
Just Eat Takeaway (GBP denominated)[1,2,3]	5,488,568	620,219
Just Eat Takeaway (EUR denominated)[1,2,3]	3,146,014	354,635
Galaxy Entertainment Group Ltd.[3]	125,119,000	973,187
EssilorLuxottica[3]	6,022,187	939,197
Prosus NV3	7,564,354	813,723
Meituan, Class B2,3	18,574,104	710,391
Hermès International[3]	598,459	643,556
Evolution Gaming Group AB3	6,184,597	627,033
Entain PLC[1,2,3]	34,025,641	528,166
Melco Resorts & Entertainment Ltd. (ADR)[1]	28,064,199	520,591
Industria de Diseño Textil, SA3	13,712,567	436,635
ASOS PLC[1,2,3]	5,970,720	391,220
Barratt Developments PLC[2,3]	35,647,129	327,031
Maruti Suzuki India Ltd.[3]	3,075,600	322,719
Naspers Ltd., Class N3	1,574,925	322,343
THG Holdings PLC[2,3]	28,537,502	304,720
Persimmon PLC[3]	7,979,224	302,240
JD.com, Inc., Class A2,3	6,305,000	277,672
Li Ning Co. Ltd.[3]	38,868,500	267,765
Taylor Wimpey PLC[2,3]	113,821,576	258,774
Nitori Holdings Co., Ltd.[3]	1,141,500	239,312
Peugeot SA2,3	8,618,567	235,866
Moncler SpA[2,3]	3,620,000	221,422
Midea Group Co., Ltd., Class A3	14,633,999	220,653
Fast Retailing Co., Ltd.[3]	218,300	195,890
Allegro.eu2,3	7,907,300	179,679
Ferrari NV3	753,813	174,314
Cie. Financière Richemont SA, Class A3	1,850,626	167,227
JD Health International Inc.[2,3]	7,993,000	154,654
Yum China Holdings, Inc.	2,581,753	147,392
B2W - Cia. Digital, ordinary nominative[2]	9,416,000	137,065
Gree Electric Appliances, Inc. of Zhuhai, Class A3	14,352,751	136,254
Bayerische Motoren Werke AG3	1,440,957	127,188
China Tourism Group Duty Free Corp. Ltd., Class A3	2,859,434	123,743
Wynn Macau, Ltd.[2,3]	70,419,200	118,400
B&M European Value Retail SA3	11,379,348	80,359
Pan Pacific International Holdings Corp.[3]	3,378,000	78,028
Melco International Development Ltd.[3]	39,311,000	76,554
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Astra International Tbk PT3	171,037,600	$73,461
Bandai Namco Holdings Inc.[3]	691,253	59,828
Lojas Americanas SA, ordinary nominative	15,154,966	59,666
H & M Hennes & Mauritz AB, Class B2,3	1,922,000	40,147
IDP Education Ltd.[3]	1,808,428	27,702
Trip.com Group Ltd. (ADR)[2]	295,802	9,977
		32,501,495
Information technology 16.00%
ASML Holding NV3	9,877,822	4,773,575
Taiwan Semiconductor Manufacturing Company, Ltd.[3]	180,718,649	3,394,164
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,028,782	875,458
Keyence Corp.[3]	5,498,200	3,094,290
Shopify Inc., Class A, subordinate voting shares[2]	2,647,419	2,996,746
PagSeguro Digital Ltd., Class A1,2	28,044,307	1,595,160
Samsung Electronics Co., Ltd.[3]	18,499,653	1,382,617
StoneCo Ltd., Class A2	13,265,156	1,113,212
Nice Ltd. (ADR)[2]	3,509,712	995,144
Nice Ltd.[2,3]	252,269	71,256
STMicroelectronics NV3	25,777,346	955,056
SAP SE3	7,172,629	942,545
Worldline SA, non-registered shares[2,3]	7,317,874	707,802
Worldline SA, non-registered shares[2,3,4]	2,026,733	196,030
Edenred SA1,3	14,728,245	835,670
Adyen NV2,3	325,003	756,252
Tokyo Electron Ltd.[3]	1,814,100	676,634
Hexagon AB, Class B3	6,999,738	637,421
Halma PLC[3]	17,972,210	602,189
Amadeus IT Group SA, Class A, non-registered shares[3]	7,235,272	523,817
Nomura Research Institute, Ltd.[3]	14,098,800	503,765
Atlassian Corp. PLC, Class A2	1,351,871	316,162
GDS Holdings Ltd., Class A2,3,4	27,090,478	315,723
Sinch AB2,3	1,769,977	288,175
TeamViewer AG2,3	5,257,256	281,554
OBIC Co., Ltd.[3]	1,351,063	271,719
NetEase, Inc.[3]	10,648,600	203,756
Xero Ltd.[2,3]	1,769,486	201,451
SimCorp AS3	1,321,972	196,356
Infosys Ltd. (ADR)	9,167,141	155,383
Capgemini SE3,4	993,327	154,036
Delta Electronics, Inc.[3]	14,629,529	136,466
Dassault Systemes SE3	638,269	129,660
Justsystems Corp.[3]	1,218,148	84,306
Nexi SpA[2,3]	3,999,631	79,453
Avast PLC[3]	10,501,898	77,251
Hangzhou Hikvision Digital Technology Co., Ltd., Class A3	8,886,794	66,057
Silergy Corp.[3]	696,000	59,668
Reply SpA[3]	483,329	56,417
TDK Corp.[3]	236,800	35,716
EPAM Systems, Inc.[2]	86,000	30,818
Otsuka Corp.[3]	536,400	28,265
Nemetschek SE3	217,479	16,051
		30,813,246
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Financials 14.42%	Shares	Value (000)
AIA Group Ltd.[3]	357,999,801	$4,409,722
HDFC Bank Ltd.[2,3]	160,334,663	3,158,265
HDFC Bank Ltd. (ADR)[2]	9,785,540	707,103
Kotak Mahindra Bank Ltd.[2,3]	98,539,478	2,696,704
London Stock Exchange Group PLC[3]	10,085,989	1,243,248
B3 SA - Brasil, Bolsa, Balcao	93,164,100	1,111,684
Ping An Insurance (Group) Company of China, Ltd., Class H3,4	80,490,499	988,668
Ping An Insurance (Group) Company of China, Ltd., Class A3	6,663,171	88,657
UniCredit SpA[2,3]	111,319,973	1,030,137
Deutsche Bank AG2,3	88,916,397	968,034
Sberbank of Russia PJSC (ADR)[3]	59,442,627	856,918
Barclays PLC[2,3]	399,280,115	801,358
ICICI Bank Ltd.[2,3]	78,749,478	578,066
ICICI Bank Ltd. (ADR)[2]	9,783,600	145,384
Société Générale[2,3]	29,756,425	619,893
Hong Kong Exchanges and Clearing Ltd.[3]	10,833,900	595,869
Toronto-Dominion Bank (CAD denominated)	9,382,452	530,117
FinecoBank SpA[2,3]	30,165,831	492,295
Axis Bank Ltd.[2,3]	56,891,711	484,306
Commerzbank AG, non-registered shares[1,2,3]	71,909,260	462,729
XP Inc., Class A2	11,304,567	448,452
Brookfield Asset Management Inc., Class A	10,572,272	436,318
HDFC Life Insurance Company Ltd.[2,3]	44,311,342	411,038
BNP Paribas SA2,3	6,557,259	345,858
PICC Property and Casualty Co. Ltd., Class H3	420,787,869	318,823
Bank Rakyat Indonesia (Persero) Tbk PT3	1,032,412,900	306,456
Banco Bilbao Vizcaya Argentaria, SA3	57,102,096	279,920
Macquarie Group Ltd.[3]	2,419,850	258,567
3i Group PLC[3]	15,557,856	248,559
Deutsche Boerse AG3	1,425,202	241,957
Housing Development Finance Corp. Ltd.[3]	6,597,000	232,612
ING Groep NV2,3	20,904,847	198,039
Aegon NV3	48,221,390	192,575
Bajaj Finserv Ltd.[3]	1,423,425	173,803
Capitec Bank Holdings Ltd.[2,3]	1,651,890	160,973
QBE Insurance Group Ltd.[3]	20,847,757	137,247
Lufax Holding Ltd. (ADR)[2,4]	9,413,316	133,669
The People’s Insurance Co. (Group) of China Ltd., Class H3	419,160,744	133,162
Bank Mandiri (Persero) Tbk PT3	292,920,900	132,186
Bajaj Finance Ltd.[3]	1,650,000	119,834
AXA SA3	4,200,000	100,762
Euronext NV3	812,748	89,551
Discovery Ltd.[3]	8,305,419	85,955
BB Seguridade Participações SA	14,510,000	82,771
DBS Group Holdings Ltd.[3]	3,966,600	75,028
China Merchants Bank Co., Ltd., Class H3	11,730,500	74,498
Turkiye Garanti Bankasi AS2,3	52,537,929	73,603
IndusInd Bank Ltd.[2,3]	4,977,000	61,150
Banco Santander, SA2,3	15,029,533	46,665
DNB ASA[2,3]	2,184,851	43,017
Hiscox Ltd.[2,3]	2,872,884	39,610
TMX Group Ltd.	389,449	38,899
UBS Group AG3,4	1,834,473	25,658
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Skandinaviska Enskilda Banken AB, Class A2,3	2,223,704	$22,827
Partners Group Holding AG3	19,434	22,701
		27,761,900
Health care 12.72%
Daiichi Sankyo Company, Ltd.[1,3]	116,038,300	3,977,841
WuXi Biologics (Cayman) Inc.[1,2,3]	214,389,423	2,855,680
Chugai Pharmaceutical Co., Ltd.[3]	42,845,100	2,287,452
M3, Inc.[3]	15,001,951	1,418,993
Olympus Corp.[3]	57,296,800	1,254,234
AstraZeneca PLC[3]	12,349,144	1,233,790
HOYA Corp.[3]	6,465,451	893,713
CSL Ltd.[3]	3,893,001	850,650
Aier Eye Hospital Group Co., Ltd., Class A3	60,000,034	687,197
Novartis AG3	6,446,590	608,886
WuXi AppTec Co., Ltd., Class A3	28,051,084	579,109
WuXi AppTec Co., Ltd., Class H3	790,000	15,521
Novo Nordisk A/S, Class B3	7,766,286	543,217
Teva Pharmaceutical Industries Ltd. (ADR)[1,2]	56,134,536	541,698
Notre Dame Intermédica Participações SA1	32,612,419	491,867
Lonza Group AG3	758,244	486,994
Fresenius SE & Co. KGaA[3]	9,417,663	435,172
Zai Lab Ltd.[2,3]	1,560,788	209,667
Zai Lab Ltd. (ADR)[2]	1,436,553	194,423
Grifols, SA, Class A, non-registered shares[3]	11,416,470	333,285
Grifols, SA, Class B (ADR)	3,507,519	64,679
Hikma Pharmaceuticals PLC[3]	10,195,746	351,207
Asahi Intecc Co., Ltd.[3]	9,366,400	341,928
Sonova Holding AG2,3	1,240,389	319,329
BeiGene, Ltd. (ADR)[2]	1,129,574	291,871
Koninklijke Philips NV (EUR denominated)[2,3]	5,103,305	273,110
bioMérieux SA3	1,906,042	268,792
Coloplast A/S, Class B3	1,737,575	265,435
Shionogi & Co., Ltd.[3]	4,030,302	220,303
Alcon Inc.[2,3]	3,150,870	210,351
Rede D’Or Sao Luiz SA2	15,237,900	200,367
Argenx SE (ADR)[2]	654,897	192,599
Hypera SA, ordinary nominative	28,584,628	188,484
Genmab A/S2,3	460,696	186,343
Alibaba Health Information Technology Ltd.[2,3]	50,380,000	149,495
GN Store Nord AS3	1,855,320	147,455
Fresenius Medical Care AG & Co. KGaA[3]	1,750,965	146,046
Merck KGaA[3]	837,480	143,555
Terumo Corp.[3]	2,694,100	112,680
CRISPR Therapeutics AG2	719,100	110,101
Yunnan Baiyao Group Co., Ltd., Class A3	6,305,855	109,807
Takeda Pharmaceutical Company, Ltd.[3]	2,624,500	95,142
GW Pharmaceuticals PLC (ADR)[2,4]	678,443	78,299
Galapagos NV2,3	657,420	64,689
AbCellera Biologics Inc.[2,4]	742,500	29,878
Amplifon SpA[2,3]	679,214	28,146
Straumann Holding AG3	12,695	14,785
NMC Health PLC[2,3,5]	3,099,779	42
		24,504,307
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Industrials 8.62%	Shares	Value (000)
Airbus SE, non-registered shares[2,3]	26,095,893	$2,866,618
Safran SA2,3	10,941,168	1,551,681
Recruit Holdings Co., Ltd.[3]	30,501,324	1,279,333
Melrose Industries PLC[1,2,3]	387,796,732	945,768
DSV Panalpina A/S3	5,170,478	865,307
Ryanair Holdings PLC (ADR)[2]	6,817,342	749,771
Ryanair Holdings PLC[2,3]	2,061,291	41,060
MTU Aero Engines AG3	2,481,623	646,588
Knorr-Bremse AG, non-registered shares[3]	4,393,743	598,541
Rentokil Initial PLC[3]	82,920,363	578,259
Nidec Corp.[3]	4,259,000	536,612
SMC Corp.[3]	757,082	462,367
Shanghai International Airport Co., Ltd., Class A3	34,822,429	403,052
ASSA ABLOY AB, Class B3	16,191,737	398,259
Airports of Thailand PCL, foreign registered[3]	180,787,600	372,716
Nihon M&A Center Inc.[3]	5,250,791	351,384
Experian PLC[3]	8,660,149	329,995
Rolls-Royce Holdings PLC[2,3]	204,160,488	310,833
NIBE Industrier AB, Class B3	9,279,778	304,722
AB Volvo, Class B2,3	12,706,317	299,009
Country Garden Services Holdings Co., Ltd.[3]	43,930,478	297,968
Spirax-Sarco Engineering PLC[3]	1,763,830	272,611
International Consolidated Airlines Group SA (CDI)[2,3]	101,073,337	221,200
CCR SA, ordinary nominative	71,095,655	184,371
ABB Ltd.[3]	5,506,255	154,017
Wizz Air Holdings PLC[2,3]	2,272,040	141,901
Epiroc AB, Class B3	8,328,742	141,095
Kingspan Group PLC[2,3]	1,881,638	132,092
DCC PLC[3]	1,828,919	130,000
Rheinmetall AG3	1,228,096	129,788
Techtronic Industries Co. Ltd.[3]	8,274,500	118,476
Jardine Matheson Holdings Ltd.[3]	1,978,600	110,817
Adecco Group AG3	1,599,143	107,226
A-Living Smart City Services Co., Ltd., Class H3	21,560,000	96,060
Komatsu Ltd.[3]	2,432,100	66,646
Canadian National Railway Company (CAD denominated)	564,249	62,032
IMCD NV3	417,000	52,984
Brenntag AG3	646,000	49,993
Rumo SA2	12,622,900	46,757
Lifco AB, Class B3	463,700	44,459
TFI International Inc.	816,063	42,092
RELX PLC[3]	1,602,511	39,417
Daikin Industries, Ltd.[3]	146,800	32,695
VAT Group AG3	113,359	28,254
		16,594,826
Materials 6.57%
Vale SA, ordinary nominative (ADR)	140,273,243	2,350,980
Vale SA, ordinary nominative	98,076,301	1,651,221
Sika AG3	6,608,480	1,804,129
Shin-Etsu Chemical Co., Ltd.[3]	6,965,600	1,219,423
Koninklijke DSM NV3	7,039,759	1,212,711
Linde PLC	2,746,260	723,667
Linde PLC (EUR denominated)[3]	1,188,006	308,530
First Quantum Minerals Ltd.[1]	52,867,132	949,025
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Rio Tinto PLC[3]	10,634,589	$795,721
HeidelbergCement AG3	3,604,000	269,589
Givaudan SA3	49,983	210,542
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A3	33,556,423	199,162
CCL Industries Inc., Class B, nonvoting shares	3,837,538	174,225
CRH PLC[3]	4,045,000	170,992
BASF SE3	1,816,732	143,458
Barrick Gold Corp. (CAD denominated)	5,191,258	118,270
Akzo Nobel NV3	1,013,345	108,853
BHP Group PLC[3]	2,389,900	62,983
Asian Paints Ltd.[3]	1,500,530	56,894
MMG Ltd.[2,3]	115,184,000	50,191
Antofagasta PLC[3]	2,159,363	42,564
Chr. Hansen Holding A/S2,3	272,813	28,069
Gerdau SA (ADR)	1,667,192	7,786
		12,658,985
Communication services 6.56%
Sea Ltd., Class A (ADR)[2]	15,491,992	3,083,681
Tencent Holdings Ltd.[3]	24,354,312	1,779,502
SoftBank Group Corp.[3]	19,031,252	1,490,444
Nintendo Co., Ltd.[3]	1,929,893	1,231,637
Z Holdings Corp.[3]	174,624,583	1,059,123
Altice Europe NV, Class A1,2,3	69,471,392	452,298
Altice Europe NV, Class B1,2,3	13,535,646	87,343
Cellnex Telecom, SA, non-registered shares[3]	8,858,331	531,803
Square Enix Holdings Co., Ltd.[1,3]	7,363,500	446,834
Bharti Airtel Ltd.[3]	55,104,598	385,197
Yandex NV, Class A2	5,297,777	368,619
Ubisoft Entertainment SA2,3	3,715,314	357,997
América Móvil, SAB de CV, Series L (ADR)	18,658,436	271,294
América Móvil, SAB de CV, Series L	18,821,401	13,705
Bilibili Inc., Class Z (ADR)[2,4]	2,953,000	253,131
SoftBank Corp.[3]	14,879,900	186,544
Vivendi SA3	5,716,700	184,356
Koninklijke KPN NV3	57,059,000	172,991
Nexon Co., Ltd.[3]	3,830,000	117,956
Scout24 AG3	1,228,907	100,673
China Tower Corp. Ltd., Class H3	420,984,000	61,973
		12,637,101
Energy 5.06%
Reliance Industries Ltd.[3]	180,775,248	4,924,490
Reliance Industries Ltd., interim shares[3]	10,027,005	153,769
Canadian Natural Resources, Ltd. (CAD denominated)[1]	63,453,694	1,524,902
Neste Oyj[3]	12,336,293	891,167
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	52,834,306	593,329
Royal Dutch Shell PLC, Class B3	32,601,830	561,674
Cenovus Energy Inc.[1]	74,358,045	452,726
Total SE3	7,483,663	322,831
TC Energy Corp. (CAD denominated)[4]	3,589,914	145,949
Rosneft Oil Company PJSC (GDR)[3]	16,244,843	91,603
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Tourmaline Oil Corp.	4,040,799	$54,474
Gazprom PJSC (ADR)[3]	5,926,576	32,947
		9,749,861
Consumer staples 4.56%
Kweichow Moutai Co., Ltd., Class A3	7,161,704	2,188,539
Nestlé SA3	13,023,284	1,533,217
British American Tobacco PLC[3]	15,131,031	562,797
Pernod Ricard SA3	2,647,222	507,441
Reckitt Benckiser Group PLC[3]	4,537,259	405,793
Anheuser-Busch InBev SA/NV3	5,338,796	373,089
Inner Mongolia Yili Industrial Group Co., Ltd., Class A3	50,810,236	345,229
Shiseido Company, Ltd.[3]	4,700,459	326,055
Danone SA3	4,679,791	307,584
Philip Morris International Inc.	3,570,000	295,560
Avenue Supermarts Ltd.[2,3]	5,829,337	220,451
Treasury Wine Estates Ltd.[3]	27,233,254	197,549
Foshan Haitian Flavouring and Food Co. Ltd., Class A3	6,359,990	195,613
Associated British Foods PLC[2,3]	4,468,973	138,461
Carlsberg A/S, Class B3	770,757	123,566
Heineken NV3	1,078,878	120,316
Alimentation Couche-Tard Inc., Class B	3,515,063	119,792
Kirin Holdings Company, Ltd.[3]	4,579,867	108,133
Godrej Consumer Products Ltd.[3]	10,323,995	104,766
Fomento Económico Mexicano, SAB de CV	13,765,300	103,996
Uni-Charm Corp.[3]	2,188,825	103,854
Chocoladefabriken Lindt & Sprüngli AG3	1,030	102,929
Unilever PLC[3]	1,686,559	101,526
JBS SA, ordinary nominative	17,332,696	78,952
Dabur India Ltd.[3]	7,882,000	57,667
L’Oréal SA, non-registered shares[3]	149,564	56,828
		8,779,703
Utilities 2.97%
Ørsted AS3	9,495,416	1,942,048
ENN Energy Holdings Ltd.[1,3]	75,916,100	1,114,293
Enel SpA[3]	106,502,764	1,075,504
China Gas Holdings Ltd.[3]	221,011,400	881,220
China Resources Gas Group Ltd.[3]	73,950,000	393,324
Engie SA2,3	10,420,776	159,555
Iberdrola, SA, non-registered shares[3]	10,449,735	149,447
		5,715,391
Real estate 0.85%
Longfor Group Holdings Ltd.[3]	53,646,000	315,064
Ayala Land, Inc.[3]	359,030,587	305,782
KE Holdings Inc., Class A (ADR)[2]	4,457,516	274,316
Goodman Logistics (HK) Ltd. REIT[3]	14,805,708	215,975
Shimao Group Holdings Ltd.[3]	64,840,500	207,300
China Overseas Land & Investment Ltd.[3]	63,089,047	137,241
ESR Cayman Ltd.[2,3]	28,917,000	103,929
EuroPacific Growth Fund — Page 7 of 13

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
CK Asset Holdings Ltd.[3]	14,612,000	$75,158
Shimao Services Holdings Ltd.[2,3]	1,062,958	1,640
		1,636,405
Total common stocks (cost: $98,347,388,000)		183,353,220
Preferred securities 1.94% Energy 0.98%
Petróleo Brasileiro SA (Petrobras), preferred nominative	173,525,918	946,772
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	84,809,178	937,990
		1,884,762
Health care 0.53%
Sartorius AG, nonvoting preferred, non-registered shares[3]	1,836,600	769,794
Grifols, SA, Class B, nonvoting preferred, non-registered shares[3]	13,322,174	248,181
		1,017,975
Consumer discretionary 0.26%
Volkswagen AG, nonvoting preferred shares[3]	2,722,642	507,256
Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[3]	2,590,928	175,877
Materials 0.07%
Gerdau SA, preferred nominative	26,891,299	126,582
Industrials 0.01%
Azul SA, preferred nominative[2]	3,313,800	25,073
Real estate 0.00%
Ayala Land, Inc., preferred shares[2,3,5]	481,283,600	—[6]
Total preferred securities (cost: $2,269,617,000)		3,737,525
Rights & warrants 0.17% Health care 0.17%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[3,7]	8,561,420	176,749
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[3,7]	8,986,466	102,924
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[2,3,7]	3,589,186	40,491
		320,164
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	3,633,078	944
Total rights & warrants (cost: $165,420,000)		321,108
EuroPacific Growth Fund — Page 8 of 13

unaudited
Bonds, notes & other debt instruments 0.05% U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2021	$100,000	$102,383
Total U.S. Treasury bonds & notes		102,383
Total bonds, notes & other debt instruments (cost: $102,397,000)		102,383
Short-term securities 3.07% Money market investments 3.07%	Shares
Capital Group Central Cash Fund 0.12%[1,8]	58,264,894	5,827,072
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[8,9]	27,400,000	27,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	26,500,000	26,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	12,769,293	12,769
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[8,9]	9,100,000	9,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[8,9]	3,700,000	3,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[8,9]	2,400,000	2,400
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[8,9]	1,200,000	1,200
Total short-term securities (cost: $5,909,137,000)		5,910,141
Total investment securities 100.44% (cost: $106,793,959,000)		193,424,377
Other assets less liabilities (0.44)%		(854,300)
Net assets 100.00%		$192,570,077
Investments in affiliates1

	Value of affiliate at 4/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Common stocks 13.52%
Consumer discretionary 4.83%
MercadoLibre, Inc.[2]	$2,007,570	$88,714	$1,932,142	$1,203,148	$3,051,548	$4,418,838	$—
Flutter Entertainment PLC (GBP denominated)[3]	109,544	707,450	160,835	33,110	657,245	1,346,514	—
Flutter Entertainment PLC (EUR denominated)[3]	458,413	43,413	1,421	785	613,343	1,114,533	—
Just Eat Takeaway (GBP denominated)[2,3]	496,082	508,341	630,826	23,828	222,794	620,219	—
Just Eat Takeaway (EUR denominated)[2,3]	237,563	—	597	189	117,480	354,635	—
Entain PLC[2,3,10]	321,321	4,480	126,420	(34,557)	363,342	528,166	(10,437)
Melco Resorts & Entertainment Ltd. (ADR)	404,561	25,169	102,569	(56,946)	250,376	520,591	—
ASOS PLC[2,3]	80,572	10,394	563	370	300,447	391,220	—
Ryohin Keikaku Co., Ltd.[3,11]	203,217	—	204,031	(189,444)	190,258	—	—
Stars Group Inc.[2,11]	471,348	—	554,503	—	83,155	—	—
						9,294,716
Information technology 1.26%
PagSeguro Digital Ltd., Class A2	507,948	135,121	67,143	667	1,018,567	1,595,160	—
Edenred SA3	568,951	58,892	2,618	64	210,381	835,670	10,297
Halma PLC[3,11]	534,058	—	137,997	39,883	166,245	—	4,473
						2,430,830
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates1  (continued)

	Value of affiliate at 4/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Financials 0.24%
Commerzbank AG, non-registered shares[2,3]	$217,823	$60,596	$566	$5	$184,871	$462,729	$—
B3 SA - Brasil, Bolsa, Balcao[11]	633,558	104,231	138,109	31,330	480,674	—	17,533
						462,729
Health care 4.09%
Daiichi Sankyo Company, Ltd.[3]	2,709,731	56,054	126,552	29,954	1,308,654	3,977,841	15,078
WuXi Biologics (Cayman) Inc.[2,3]	161,104	992,831	14,204	2,096	1,713,853	2,855,680	—
Teva Pharmaceutical Industries Ltd. (ADR)[2]	504,937	—	1,074	284	37,551	541,698	—
Notre Dame Intermédica Participações SA	325,423	14,982	73,023	(31,919)	256,404	491,867	8
Hikma Pharmaceuticals PLC[3,11]	365,512	—	116,169	13,167	88,697	—	1,632
Hypera SA, ordinary nominative[11]	191,798	70,259	87,565	(60,638)	74,630	—	4,406
NMC Health PLC[2,3,5,11]	8,290	—	600	(313,192)	305,544	—	—
						7,867,086
Industrials 0.49%
Melrose Industries PLC[2,3]	438,676	—	886	66	507,912	945,768	—
MTU Aero Engines AG3,11	432,886	—	60,554	(47,265)	321,521	—	118
						945,768
Materials 0.49%
First Quantum Minerals Ltd.	271,293	112,936	78,403	(26,553)	669,752	949,025	400
Communication services 0.51%
Altice Europe NV, Class A2,3	260,811	10,604	531	265	181,149	452,298	—
Altice Europe NV, Class B2,3	57,068	—	5,741	(12,411)	48,427	87,343	—
Square Enix Holdings Co., Ltd.[3]	—	392,046	409	107	55,090	446,834	361
						986,475
Energy 1.03%
Canadian Natural Resources, Ltd. (CAD denominated)	789,684	164,363	28,012	(22,750)	621,617	1,524,902	57,577
Cenovus Energy Inc.	93,143	91,502	553	254	268,380	452,726	—
						1,977,628
Consumer staples 0.00%
KOSÉ Corp.[3,11]	523,331	—	486,963	(152,486)	116,118	—	—
Utilities 0.58%
ENN Energy Holdings Ltd.[3]	709,198	28,217	1,524	835	377,567	1,114,293	15,889
China Resources Gas Group Ltd.[3,11]	635,653	2,553	255,759	4,505	6,372	—	13,334
						1,114,293
Total common stocks						26,028,550
Short-term securities 3.02%
Money market investments 3.02%
Capital Group Central Cash Fund 0.12%[8]	11,404,067	13,891,387	19,465,421	812	(3,773)	5,827,072	15,021
Total 16.54%				$437,563	$14,866,191	$31,855,622	$145,690
EuroPacific Growth Fund — Page 10 of 13

unaudited
[1]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $151,289,594,000, which represented 78.56% of the net assets of the fund. This amount includes $151,289,552,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	All or a portion of this security was on loan. The total value of all such securities was $107,647,000, which represented .06% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $320,164,000, which represented .17% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2020.
[9]	Security purchased with cash collateral from securities on loan.
[10]	This security changed its name during the reporting period.
[11]	Unaffiliated issuer at 12/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2020 (dollars in thousands):
EuroPacific Growth Fund — Page 12 of 13

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$5,293,529	$27,207,966	$—	$32,501,495
Information technology	8,078,083	22,735,163	—	30,813,246
Financials	3,634,397	24,127,503	—	27,761,900
Health care	2,384,266	22,119,999	42	24,504,307
Industrials	1,085,023	15,509,803	—	16,594,826
Materials	5,975,174	6,683,811	—	12,658,985
Communication services	3,990,430	8,646,671	—	12,637,101
Energy	2,771,380	6,978,481	—	9,749,861
Consumer staples	598,300	8,181,403	—	8,779,703
Utilities	—	5,715,391	—	5,715,391
Real estate	274,316	1,362,089	—	1,636,405
Preferred securities	2,036,417	1,701,108	—*	3,737,525
Rights & warrants	944	320,164	—	321,108
Bonds, notes & other debt instruments	—	102,383	—	102,383
Short-term securities	5,910,141	—	—	5,910,141
Total	$42,032,400	$151,391,935	$42	$193,424,377
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-016-0221O-S78047	EuroPacific Growth Fund — Page 13 of 13